Document and Entity Information	Mar. 22, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001708035
Document Type	8-K/A
Document Period End Date	Mar. 22, 2021
Entity Registrant Name	Ecovyst Inc.
Entity File Number	001-38221
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3406833
Entity Address, Address Line One	300 Lindenwood Drive
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(610)
Local Phone Number	651-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	ECVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment (the “Amendment No. 1”) to the Current Report on Form 8-K filed by PQ Group Holdings Inc., renamed Ecovyst Inc., (the “Company”) on March 23, 2021 with the Securities and Exchange Commission (the “Original Report”). This Amendment No. 1 is being filed to update the effective date of Michael Crews’s retirement as Executive Vice President and Chief Financial Officer of the Company and Michael Feehan’s transition to Vice President and Chief Financial Officer of the Company. Except as set forth herein, this Amendment No. 1 does not amend, modify or update the disclosure contained in the Original Report.